Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Abstract]
Beginning balance	$ 4,580,000	$ 3,918,000
Goodwill acquired in acquisitions of business	0	458,000
Exchange rate differences	48,000	204,000
Ending balance	4,628,000	4,580,000	3,918,000
Goodwill, Impairment Loss	$ 0	$ 0	$ 0